Vessel Operating and Voyage Expenses (Tables)	6 Months Ended
Jun. 30, 2024
Vessel Operating and Voyage Expenses [Abstract]
Voyage Expenses
The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
Voyage expenses	2023	2024
Brokerage commissions	197,796	156,644
Brokerage commissions - related party	715,183	156,130
Port & other expenses	97,532	196,704
Bunkers consumption	237,544	589,412
(Gain)/loss on bunkers	(5,939)	1,512
Total Voyage expenses	$1,242,116	$1,100,402

Vessel Operating Expenses
	Six months ended June 30,	Six months ended June 30,
Vessel Operating Expenses	2023	2024
Crew & crew related costs	6,233,528	3,179,748
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	1,928,803	893,476
Lubricants	537,325	141,685
Insurance	641,335	217,911
Tonnage taxes	198,031	47,315
Other	1,651,273	429,213
Total Vessel operating expenses	$11,190,295	$4,909,348